/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending March 31, 1998

MFS Government Markets Income Trust
Date        Identification   Shares      Repurchase   NAV         Broker
            of Security      Repurchased Price
3/9/98      Shares of        85,000      6.75         7.44        Merrill Lynch
            Beneficial
            Interest
3/10/98     Shares of        4,400       6.75         7.44        Merrill Lynch
            Beneficial
            Interest
3/16/98     Shares of        180,000     6.8125       7.45        Merrill Lynch
            Beneficial
            Interest
3/23/98     Shares of        19,700      6.8125       7.45        Merrill Lynch
            Beneficial
            Interest






Total Shares Repurchased:  289,100
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer